UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska    68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:    10/31/12

Item 1.  Reports to Stockholders.

Eagle MLP Strategy Fund

Class A Shares: EGLAX

Class I Shares: EGLIX

Semi-Annual Report

October 31, 2012

Distributed by Northern Lights Distributors, LLC

          Member FINRA

Eagle MLP Strategy Fund

PORTFOLIO REVIEW (Unaudited)

October 31, 2012

The Fund’s performance figures* for the period ended October 31, 2012, compared to its benchmark:

Inception**- October 31, 2012
Eagle MLP Strategy Fund – Class A	0.30%
Eagle MLP Strategy Fund – Class A with load	(5.47)%
Eagle MLP Strategy Fund – Class I	0.30%
Alerian MLP Index	0.45%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%, where applicable.  Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 1.65% for Class A shares and 1.40% for Class I shares per the June 12, 2012, prospectus. For performance information current to the most recent month-end, please call toll-free 1-888-868-9501.

** Inception date is September 14, 2012.

The Alerian MLP Index is a composite of the 50 most prominent energy Master Limited Partnerships (MLPs) that provides investors with an unbiased, comprehensive benchmark for this emerging asset class.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Energy	61.1%
Financial	20.8%
Industrial	14.1%
Other, Cash & Cash Equivalents	4.0%
100.00%

Eagle MLP Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2012

Shares		Value

	COMMON STOCKS - 75.6%
	DIVERSIFIED - 17.2%
13,480	Enbridge Energy Management LLC	$ 422,733
12,220	Kinder Morgan, Inc.	424,156
6,910	Kinder Morgan Management LLC	516,039
6,310	Plains All American Pipeline LP	286,348
		1,649,276
	EXPLORATION & PRODUCTION - 4.1%
10,110	Linn Co. LLC	393,178

	GATHERING/PROCESSING - 9.0%
3,510	MarkWest Energy Partners LP	190,347
12,200	Regency Energy Partners LP	281,332
7,795	Targa Resources Corp.	396,999
		868,678
	GENERAL PARTNER - 17.0%
7,870	Crosstex Energy, Inc.	107,662
8,590	Energy Transfer Equity LP	378,046
2,440	HollyFrontier Corp.	94,257
1,690	Marathon Petroleum Corp.	92,832
9,150	ONEOK, Inc.	432,795
3,260	Spectra Energy Corp.	94,116
12,410	The Williams Cos., Inc.	434,226
		1,633,934
	NATURAL GAS PIPELINE - 4.8%
4,640	PAA Matural Gas Storage, LP	91,269
7,890	El Paso Pipeline Partners LP	281,752
4,050	Inergy Midstream LP	93,393
		466,414
	OFFSHORE DRILLING - 2.0%
7,880	Seadrill LLC	189,514

	PIPELINE-REFINED PRODUCTS - 7.3%
6,810	Buckeye Partners LP	329,740
6,510	Magellan Midstream Partners LP	282,729
1,970	NuStar Energy LP	92,866
		705,335
See accompanying notes to financial statements.

Eagle MLP Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2012

Shares		Value
	SHIPPING - 14.2%
35,750	Capital Product Partners LP	$ 286,000
8,200	GasLog, Ltd.	94,628
5,960	Golar LNG Partners LP	180,350
6,100	Navios Maritime Partners LP	94,855
9,140	Teekay Corp.	279,775
16,170	Teekay Offshore Partners LP	429,960
		1,365,568

	TOTAL COMMON STOCKS (Cost $7,302,556)	7,271,897

	EXCHANGE TRADED FUNDS AND NOTES - 20.9%
	DIVERSIFIED BANKING - 17.2%
16,870	Credit Suisse Cushing 30 MLP Index ETN	423,943
9,460	E-TRACS Leveraged Long Exchange Traded Access Securities	388,522
10,390	JPMorgan Alerian MLP Index ETN	421,522
25,420	Morgan Stanley Cushing MLP High Income Index ETN	422,735
		1,656,722
	ENERGY INFRASTRUCTURE - 3.7%
16,700	First Trust North American Energy Infrastructure Fund	357,547

	TOTAL EXCHANGE TRADED FUNDS AND NOTES (Cost $2,029,737)	2,014,269

	SHORT-TERM INVESTMENT - 8.4%
	MONEY MARKET FUND - 8.4%
805,487	Fidelity Institutional Money Market Funds - Money Market Portfolio	805,487
	to yield 0.00% * (Cost $805,487)

	TOTAL INVESTMENTS - 104.9% (Cost $10,137,780) (a)	$ 10,091,653
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.9)%	(473,793)
	NET ASSETS - 100.00%	$ 9,617,860

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 60,368
	Unrealized Depreciation:	(106,495)
	Net Unrealized Depreciation:	$ (46,127)

* Money market fund; interest rate reflects seven-day effective yield on October 31, 2012.

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2012 (Unaudited)

ASSETS
Investment in Securities (identified cost $10,137,780)	$ 10,091,653
Receivable for Fund shares sold	175,000
Dividends and interest receivable	20,142
Receivable due from Advisor	18,486
Prepaid expenses and other assets	18,839
TOTAL ASSETS	10,324,120

LIABILITIES
Payable for investments purchased	684,130
Payable for Fund shares repurchased	8,054
Distribution (12b-1) fees payable	625
Fees payable to other affiliates	7,868
Accrued expenses and other liabilities	5,583
TOTAL LIABILITIES	706,260
NET ASSETS	$ 9,617,860

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 9,610,669
Undistributed net investment gain	26,195
Accumulated net realized gain from security transactions	27,123
Net unrealized depreciation of investments	(46,127)
NET ASSETS	$ 9,617,860

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 4,361,072
Shares of beneficial interest outstanding	434,826
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 10.03
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$ 10.64

Class I Shares:
Net Assets	$ 5,256,788
Shares of beneficial interest outstanding	523,945
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.03

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge.

** The Eagle MLP Strategy Fund commenced operations on September 14, 2012.

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
STATEMENT OF OPERATIONS
For the Period Ended October 31, 2012** (Unaudited)

INVESTMENT INCOME
Dividend Income	$ 37,359
Interest Income	188
TOTAL INVESTMENT INCOME	37,547

EXPENSES
Investment advisory fees	9,376
Distribution (12b-1) Fees:
Class A	768
Registration fees	8,762
Professional fees	5,809
Administrative services fees	3,496
Accounting services fees	3,496
Transfer agent fees	1,808
Compliance officer fees	1,905
Printing and postage expenses	1,524
Custodian fees	723
Trustees fees and expenses	603
Insurance expense	181
Other expenses	762
TOTAL EXPENSES	39,213

Less: Fees waived and expenses reimbursed by the Adviser	(27,861)

NET EXPENSES	11,352
NET INVESTMENT INCOME	26,195

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	27,123

Net change in unrealized appreciation on investments	(46,127)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(19,004)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 7,191

** The Eagle MLP Strategy Fund commenced operations on September 14, 2012.

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
October 31,
2012**
(Unaudited)
FROM OPERATIONS
Net investment gain	$ 26,195
Net realized gain from security transactions	27,123
Net change in unrealized depreciation of investments	(46,127)
Net increase in net assets resulting from operations	7,191

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	4,439,487
Class I	5,259,332
Payments for shares redeemed:
Class A	(80,482)
Class I	(7,668)
Net increase in net assets resulting from shares of beneficial interest	9,610,669

TOTAL INCREASE IN NET ASSETS	9,617,860

NET ASSETS
Beginning of Period	-
End of Period	$ 9,617,860
*Includes undistributed net investment income of:	$ 26,195

SHARE ACTIVITY
Class A:
Shares Sold	442,738
Shares Redeemed	(7,912)
Net increase in shares of beneficial interest outstanding	434,826

Class I:
Shares Sold	524,708
Shares Redeemed	(763)
Net increase in shares of beneficial interest outstanding	523,945

** The Eagle MLP Strategy Fund commenced operations on September 14, 2012.

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Class A		Class I
Period Ended October 31, 2012 (1)	(Unaudited)		(Unaudited)
Net asset value, beginning of period	$ 10.00		$ 10.00

Activity from investment operations:
Net investment income (2)	0.04		0.04
Net realized and unrealized
loss on investments	(0.01)		(0.01)
Total from investment operations	0.03		0.03

Net asset value, end of period	$ 10.03		$ 10.03

Total return (3)	0.30%	(6)	0.30%	(6)

Net assets, at end of period (000s)	$ 4,361		$ 5,257

Ratio of gross expenses to average
net assets (4)	5.34%	(5)	5.09%	(5)
Ratio of net expenses to average
net assets	1.65%	(5)	1.40%	(5)
Ratio of net investment income
to average net assets	3.34%	(5)	3.55%	(5)

Portfolio Turnover Rate	7%	(6)	7%	(6)

(1)	The Eagle MLP Strategy Fund's Class A and Class I shares commenced operations on September 14, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5) Annualized.
(6) Not annualized.

See accompanying notes to financial statements.

Eagle MLP Strategy Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2012 (Unaudited)

1.

ORGANIZATION

The Eagle MLP Strategy Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund’s investment objective is to seek growth of capital.

The Fund currently offers Class A, and Class I shares. Class I shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%, which may be waived at the Adviser’s discretion.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the

Eagle MLP Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2012 (Unaudited)

(i) Trust, (ii) administrator, and (iii) advisers.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisers.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisers based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisers are unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the

Eagle MLP Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2012 (Unaudited)

asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Eagle MLP Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 7,271,897	$ -	$ -	$ 7,271,897
Exchange Traded Funds and Notes	2,014,269	-	-
Short-Term Investments	805,487	-	-	805,487
Total	$ 10,091,653	$ -	$ -	$ 10,091,653

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Eagle MLP Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2012 (Unaudited)

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (none), or expected to be taken in the Fund’s 2012 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended October 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $9,812,919 and $507,748, respectively.

Eagle MLP Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2012 (Unaudited)

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Princeton Fund Advisors, LLC and Eagle Global Advisors, LLC, serve as the Fund’s Investment Advisers (the “Advisers”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisers, the Fund pays the Advisers a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisers have agreed, at least until August 31, 2013, to waive a portion of their advisory fee and have agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.65% per annum of Class A average daily net assets, and 1.40% per annum for Class I average daily net assets.

If the Advisers waive any fee or reimburse any expense pursuant to the Waiver Agreement, and each Fund's Operating Expenses attributable to Class A and Class I shares are subsequently less than 1.65% and 1.40% of average daily net assets, respectively, the Advisers shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.65% and 1.40% of average daily net assets for Class A and Class I, respectively. If the Operating Expenses attributable to the Class A and Class I shares subsequently exceed 1.65% and 1.40% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisers may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

As of October 31, 2012, the Advisers have $27,861 of waived/reimbursed expenses that may be recaptured no later than April 30, 2015.

Distributor- The Board has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% of the average daily net assets attributable to Class A, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder

Eagle MLP Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2012 (Unaudited)

 accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of GFS. On sales of Class A shares for the period ended October 31, 2012, the Distributor received $565 from front-end sales charge of which $75 was retained by the underwriter or other affiliated broker-dealers.

Trustees- Effective April 1, 2012, with the approval of the Board, the Fund pays a pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid it’s pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, The Funds pay GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)- Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

5.

 NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

Eagle MLP Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2012 (Unaudited)

6.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Eagle MLP Strategy Fund

EXPENSE EXAMPLES

October 31, 2012 (Unaudited)

As a shareholder of the Eagle MLP Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Eagle MLP Strategy Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 14, 2012 through October 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Eagle MLP Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 9/14/12	Ending Account Value 10/31/12	Expenses Paid During Period* 9/14/12 – 10/31/12	Expense Ratio During Period** 9/14/12 – 10/31/12
Class A	$1,000.00	$1,003.00	$2.13	1.65%
Class I	1,000.00	1003.00	1.81	1.40

Hypothetical (5% return before expenses)	Beginning Account Value 9/14/12	Ending Account Value 10/31/12	Expenses Paid During Period* 9/14/12 – 10/31/12	Expense Ratio During Period** 9/14/12 – 10/31/12
Class A	$1,000.00	$1,016.89	$8.39	1.65%
Class I	1,000.00	1018.15	7.12	1.40

*Actual expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (47) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 184/365 (to reflect the full half-year period).

**Annualized.

Eagle MLP Strategy Fund

SUPPLEMENTAL INFORMATION

October 31, 2012 (Unaudited)

Approval of Advisory Agreement – Eagle MLP Strategy Fund*

In connection with the August 15, 2012 meeting of the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement, discussed the renewal of an investment advisory agreement between Princeton Fund Advisors, LLC, Eagle Global Advisors, LLC (each an “Adviser” and collectively the “Advisers” or “Co-Advisers”) and the Trust, on behalf of the Eagle MLP Fund (the “Fund”).

Nature, Extent and Quality of Services.  The Board reviewed the materials provided by Princeton and Eagle related to the proposed advisory agreement.  The Trustees discussed the quality of each of their compliance infrastructures and the experience of their key personnel.  The Board noted its familiarity with Princeton as Princeton currently serves as adviser to another fund in the Trust.  The Trustees discussed the relationship between Princeton and Eagle as Co-Advisers, and noted that Eagle is responsible for investment research, investment management, security selection and trade execution, whereas Princeton is primarily responsible for compliance and regulatory oversight of the Fund and the Co-Advisers, and monitoring performance.  The Trustees discussed the nature of the services to be provided by each adviser and noted that they were not providing duplicative services.  The Board noted that the Fund will be managed using a similar approach and process implemented by Eagle for its MLP clients.  The Trustees concluded that Eagle’s years of experience with the strategy and understanding of its performance in various markets, as well as Princeton’s oversight services may benefit future shareholders.

Performance.  Princeton Eagle had not yet commenced operations, so the Trustees could not consider its past performance.  However, the Trustees considered past performance of each adviser.  They noted that Princeton is a newly formed entity that had formerly been doing business as Mount Yale, and that the management team from Mount Yale had joined Princeton.   The Trustees noted, in particular, that the quality of the personnel at each adviser gave them confidence in continued success.  With respect to Eagle, the Trustees reviewed the performance of the Eagle MLP Fund, which is managed in substantially the same way that the Fund will be managed, and noted that it outperformed the two benchmark indexes for the last 8 annual periods (with the exception of 2008), and that it had generally outperformed the average performance of a peer group of funds over the same time.  The Trustees noted that although past performance of Eagle, as with all past performance, is no guarantee of future results as to this or any other fund, the Board concluded that the advisers have the potential to deliver reasonable performance.

Fees and Expenses.  The Board noted that the advisers proposed to charge an annual advisory fee of 1.25% based on the average net assets of the Fund.  The Trustees compared the proposed advisory fee to other funds and noted that it was higher than the fees charged by similar open-end mutual funds, but in line with the range of fees charged by similar closed-end funds.  They also noted that the fee was within the range of fees charged by Eagle to its MLP separate account clients.  The Trustees discussed the fee sharing among the advisers, and agreed that the arrangement appeared reasonable, noting that the advisers could alter the arrangements at any time, but that doing so would not impact the fees paid by the Fund.  The Trustees also considered that the advisers are planning to enter into an expense limitation agreement for the Fund for the initial 12 months of the advisory contract.  Based on the foregoing, the Trustees concluded that the Fund’s advisory fee was acceptable in light of the unique strategy, the services the Fund expected to receive from the advisers and the level of fees paid by the various peer groups.

 Economies of Scale.  The Board considered whether economies of scale will be reached with respect to the management of the Fund and whether potential exists for realization of any further economies of scale.  The Board considered whether, given the anticipated size of the Fund, economies of scale would be reached during the initial contract term.  The Trustees noted that the advisers are placing significant emphasis on and resources into their support of the Fund’s distribution efforts, and that increased distribution and sales would ultimately benefit shareholders.  They further discussed that the advisers indicated that they would consider breakpoints in response to economies of scale that will accrue as the Fund grows.  The Board’s consensus was that, as the Fund continues to grow, the issue of the advisers’ economies of scale would be revisited.

Eagle MLP Strategy Fund

SUPPLEMENTAL INFORMATION

October 31, 2012 (Unaudited)

Profitability.  The Board considered the anticipated profits to be realized by the advisers in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit in return for managing the Fund.  They also considered the benefits to be realized by the advisers from other activities related to the Fund, and  noted that neither adviser had reported any such benefits.  The Trustees concluded that each adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion.  Having requested and received the information from the advisers as the Board believed reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structures under the proposed contract are reasonable and that approval of the Advisory Agreement is in the best interests of NLFT and the future shareholders of the Fund and NLFT.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-868-9501 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-868-9501.

INVESTMENT ADVISERS

Princeton Fund Advisors, LLC

1125 17th Street, Suite 1400

Denver, CO 80202

Eagle Global Advisors, LLC

5847 San Felipe, LLC

Houston, TX 77057

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/8/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

1/8/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/8/13